Schedule of Investments (unaudited) October 31, 2019	iShares® Evolved U.S. Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.1%
Omnicom Group Inc.	96	$7,410

Agriculture — 11.8%
Altria Group Inc.	8,316	372,474
Archer-Daniels-Midland Co.	3,140	132,005
Bunge Ltd.	696	37,584
Darling Ingredients Inc.(a)	522	10,075
Philip Morris International Inc.	5,155	419,823
Universal Corp./VA	126	6,905
Vector Group Ltd.	225	2,745

		981,611

Beverages — 27.9%
Boston Beer Co. Inc. (The), Class A, NVS(a)	36	13,481
Brown-Forman Corp., Class A	312	19,391
Brown-Forman Corp., Class B, NVS	1,843	120,753
Coca-Cola Co. (The)	16,471	896,517
Coca-Cola Consolidated Inc.(b)	31	8,505
Constellation Brands Inc., Class A	749	142,557
Keurig Dr Pepper Inc.	2,447	68,907
MGP Ingredients Inc.	66	2,831
Molson Coors Brewing Co., Class B	900	47,448
Monster Beverage Corp.(a)	3,760	211,049
National Beverage Corp.	90	3,956
PepsiCo Inc.	5,678	778,851

		2,314,246

Chemicals — 1.4%
Balchem Corp.	66	6,680
Ecolab Inc.	250	48,017
International Flavors & Fragrances Inc.	419	51,122
Sensient Technologies Corp.	144	9,009

		114,828

Commercial Services — 0.1%
Medifast Inc.	35	3,883
WW International Inc.(a)(b)	108	3,766

		7,649

Cosmetics & Personal Care — 10.2%
Colgate-Palmolive Co.	3,107	213,140
Coty Inc., Class A	587	6,862
Edgewell Personal Care Co.(a)(b)	150	5,250
Estee Lauder Companies Inc. (The), Class A	56	10,431
Procter & Gamble Co. (The)	4,902	610,348

		846,031

Distribution & Wholesale — 0.0%
Core-Mark Holding Co. Inc.	138	4,212

Diversified Financial Services — 0.3%
CME Group Inc.	82	16,871
Jefferies Financial Group Inc.	228	4,257

		21,128

Electric — 0.3%
Entergy Corp.	222	26,969

Electrical Components & Equipment — 0.1%
Energizer Holdings Inc.	168	7,138

Food — 26.9%
B&G Foods Inc.	462	7,184
Beyond Meat Inc.(a)(b)	63	5,320

Security	Shares	Value

Food (continued)
Calavo Growers Inc.	66	$5,724
Cal-Maine Foods Inc.	120	4,787
Campbell Soup Co.	1,278	59,184
Conagra Brands Inc.	3,763	101,789
Dean Foods Co.	486	476
Flowers Foods Inc.	714	15,508
Fresh Del Monte Produce Inc.	101	3,222
General Mills Inc.	5,687	289,241
Hain Celestial Group Inc. (The)(a)(b)	624	14,751
Hershey Co. (The)	1,241	182,266
Hormel Foods Corp.	1,625	66,446
Hostess Brands Inc.(a)	390	4,984
Ingredion Inc.	342	27,018
J&J Snack Foods Corp.	78	14,879
JM Smucker Co. (The)	862	91,096
John B Sanfilippo & Son Inc.	54	5,731
Kellogg Co.	2,114	134,303
Kraft Heinz Co. (The)	5,089	164,528
Lamb Weston Holdings Inc.	804	62,744
Lancaster Colony Corp.	102	14,196
McCormick & Co. Inc./MD, NVS	720	115,697
Mondelez International Inc., Class A	7,133	374,126
Performance Food Group Co.(a)	276	11,760
Pilgrim’s Pride Corp.(a)(b)	180	5,465
Post Holdings Inc.(a)	492	50,627
Sanderson Farms Inc.	72	11,146
Simply Good Foods Co. (The)(a)	252	6,184
Sprouts Farmers Market Inc.(a)	270	5,241
Sysco Corp.	2,198	175,554
Tootsie Roll Industries Inc.	85	2,914
TreeHouse Foods Inc.(a)(b)	384	20,744
Tyson Foods Inc., Class A	1,752	145,048
U.S. Foods Holding Corp.(a)	714	28,325
United Natural Foods Inc.(a)(b)	132	990

		2,229,198

Health Care – Services — 0.0%
Tivity Health Inc.(a)	18	292

Household Products & Wares — 2.1%
ACCO Brands Corp.	186	1,702
Central Garden & Pet Co., Class A, NVS(a)	78	2,206
Church & Dwight Co. Inc.	659	46,090
Clorox Co. (The)	299	44,159
Helen of Troy Ltd.(a)	47	7,039
Kimberly-Clark Corp.	523	69,496
Spectrum Brands Holdings Inc.	47	2,360

		173,052

Housewares — 0.2%
Newell Brands Inc.	299	5,672
Scotts Miracle-Gro Co. (The)	84	8,433
Tupperware Brands Corp.	96	924

		15,029

Machinery — 0.3%
AGCO Corp.	138	10,583
Middleby Corp. (The)(a)(b)	102	12,337

		22,920

Manufacturing — 0.2%
AptarGroup Inc.	54	6,380

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Evolved U.S. Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Manufacturing (continued)
John Bean Technologies Corp.	72	$7,400

		13,780

Packaging & Containers — 2.5%
Ball Corp.	1,427	99,847
Berry Global Group Inc.(a)	264	10,959
Crown Holdings Inc.(a)	547	39,844
Graphic Packaging Holding Co.	959	15,018
Owens-Illinois Inc.	468	3,978
Packaging Corp. of America	78	8,538
Sealed Air Corp.	156	6,516
Silgan Holdings Inc.	222	6,831
Sonoco Products Co.	252	14,540

		206,071

Pharmaceuticals — 1.7%
Elanco Animal Health Inc.(a)	725	19,589
Herbalife Nutrition Ltd.(a)	275	12,284
Neogen Corp.(a)	162	10,540
Perrigo Co. PLC	79	4,189
Prestige Consumer Healthcare Inc.(a)(b)	132	4,681
Zoetis Inc.	710	90,823

		142,106

Real Estate Investment Trusts — 0.6%
Americold Realty Trust	318	12,749
Equinix Inc.	71	40,241

		52,990

Retail — 12.8%
BJ’s Restaurants Inc.	37	1,465
Casey’s General Stores Inc.	66	11,274
Cheesecake Factory Inc. (The)	84	3,510
Chipotle Mexican Grill Inc.(a)	107	83,263
Costco Wholesale Corp.	156	46,349
Cracker Barrel Old Country Store Inc.	30	4,665
Darden Restaurants Inc.	210	23,577
Dunkin’ Brands Group Inc.	234	18,397
Freshpet Inc.(a)	107	5,592

Security	Shares	Value

Retail (continued)
Jack in the Box Inc.	54	$4,537
McDonald’s Corp.	1,861	366,059
Shake Shack Inc., Class A(a)	61	5,019
Starbucks Corp.	4,004	338,578
Texas Roadhouse Inc.	84	4,746
Walmart Inc.	115	13,485
Wendy’s Co. (The)	180	3,812
Wingstop Inc.	54	4,505
Yum China Holdings Inc.	817	34,723
Yum! Brands Inc.	869	88,386

		1,061,942

Total Common Stocks — 99.5% (Cost: $7,841,045)		8,248,602

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(c)(d)(e)	68,358	68,392
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(c)(d)	35,000	35,000

		103,392

Total Short-Term Investments — 1.2% (Cost: $103,392)		103,392

Total Investments in Securities — 100.7% (Cost: $7,944,437)		8,351,994

Other Assets, Less Liabilities — (0.7)%		(58,432)

Net Assets — 100.0%		$8,293,562

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	28,007	40,351	68,358	$68,392	$760	(a)	$(3)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	19,000	16,000	35,000	35,000	168		—	—

				$103,392	$928		$(3)	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Evolved U.S. Consumer Staples ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$8,248,602	$—	$—	$8,248,602
Money Market Funds	103,392	—	—	103,392

	$8,351,994	$—	$—	$8,351,994

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

3